Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Capital	Capital reserve	Legal reserve	Investment reserve	Retained earnings (loss)	Foreign currency translation reserve	Other components of equity	Attributable to owners of the Company	Non-controlling interests
Equity at beginning of the period at Dec. 31, 2021	R$ 1,203,202	R$ 957,523	R$ 226,599	R$ 0	R$ 0	R$ (15,558)	R$ 34,638	R$ 0	R$ 1,203,202	R$ 0
Loss for the period	(243,025)	0	0	0	0	(243,029)	0	0	(243,029)	4
Cumulative translation adjustments from operations in foreign currency	(25,153)	0	0	0	0	0	(25,153)	0	(25,153)	0
Share-based compensation	2,164	0	2,164	0	0	0	0	0	2,164	0
Issuance of shares	412	1	411	0	0	0	0	0	412	0
Issuance of shares related to business combinations	15,740	1	15,739	0	0	0	0	0	15,740	0
Acquisition of subsidiary with NCI	(100)	0	0	0	0	0	0	0	0	(100)
Equity at end of the period at Dec. 31, 2022	953,240	957,525	244,913	0	0	(258,587)	9,485	0	953,336	(96)
Loss for the period	(60,771)	0	0	0	0	(61,004)	0	0	(61,004)	233
Other components of equity	283	0	0	0	0	0	0	283	283	0
Cumulative translation adjustments from operations in foreign currency	(6,356)	0	0	0	0	0	(6,356)	0	(6,356)	0
Share-based compensation	(915)	0	(915)	0	0	0	0	0	(915)	0
Issuance of shares	3,281	0	3,281	0	0	0	0	0	3,281	0
Issuance of shares related to business combinations	185	0	185	0	0	0	0	0	185	0
Equity at end of the period at Dec. 31, 2023	888,947	957,525	247,464	0	0	(319,591)	3,129	283	888,810	137
Loss for the period	(154,658)	0	0	0	0	(154,658)	0	0	(154,658)	0
Other components of equity	0	0	0	0	0	0	0	137	137	(137)
Equity Interest Adjustment	1,974	0	0	0	0	0	0	1,974	1,974	0
Cumulative translation adjustments from operations in foreign currency	6,550	0	0	0	0	0	6,550	0	6,550	0
Capital increase from private placement investments	25,207	49,997	(19,958)	0	0	0	(4,832)	0	25,207	0
Issuance of Shares - ATM (At-the-Market)	1,395	0	1,395	0	0	0	0	0	1,395	0
Issuance costs - ATM (At-the-Market)	(9,746)	0	(9,746)	0	0	0	0	0	(9,746)	0
Share-based compensation	4,070	0	4,070	0	0	0	0	0	4,070	0
Issuance of shares - Restricted Stock Unit	968	0	968	0	0	0	0	0	968	0
Issuance of shares - profit-sharing program	6,708	0	6,708	0	0	0	0	0	6,708	0
Equity at end of the period at Dec. 31, 2024	R$ 771,415	R$ 1,007,522	R$ 230,901	R$ 0	R$ 0	R$ (474,249)	R$ 4,847	R$ 2,394	R$ 771,415	R$ 0